UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99

Name of Registrant: Vanguard Trustees' Equity Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)1
Australia (0.6%)
BHP Billiton Ltd.	3,083,505	45,705

Belgium (1.5%)
Anheuser-Busch InBev SA	777,419	100,437
* KBC Group NV	414,579	21,550
		121,987
Brazil (1.8%)
BB Seguridade Participacoes SA	5,707,500	53,055
Cia de Saneamento Basico do Estado de Sao Paulo	4,065,100	38,615
Ambev SA	5,051,500	29,289
Estacio Participacoes SA	3,897,800	21,218
		142,177
Canada (1.2%)
Canadian Natural Resources Ltd.	2,087,100	63,205
Canadian National Railway Co. (Tornonto Shares	499,900	31,691
		94,896
China (1.7%)
China Shenhua Energy Co. Ltd.	28,319,500	54,373
Tencent Holdings Ltd.	2,010,300	48,555
Lenovo Group Ltd.	50,174,000	32,515
		135,443
Denmark (1.1%)
Novo Nordisk A/S Class B	890,396	50,633
Carlsberg A/S Class B	345,230	34,286
		84,919
Finland (1.3%)
Nokia Oyj	10,546,558	60,849
Sampo Oyj Class A	993,562	41,157
		102,006
France (6.2%)
TOTAL SA	2,600,476	125,067
Sanofi	802,224	68,328
BNP Paribas SA	1,219,150	60,475
Vinci SA	644,379	48,976
* Valeo SA	836,113	42,894
* ArcelorMittal	6,457,900	41,834
Capgemini SA	320,457	30,804
Vivendi SA	1,283,161	25,196
*,^ Vallourec SA	5,229,100	19,058
Natixis SA	3,876,987	15,987
Engie SA	965,914	15,899
		494,518
Germany (4.8%)
Siemens AG	646,507	70,176
E.ON SE	6,285,881	67,416
Bayer AG	433,237	46,572

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	249,902	41,676
Commerzbank AG	5,521,923	36,450
Fresenius Medical Care AG & Co. KGaA	323,687	29,565
GEA Group AG	524,675	28,015
SAP SE	312,200	27,325
Continental AG	113,282	23,757
METRO AG	246,657	7,936
		378,888
Hong Kong (4.1%)
Swire Pacific Ltd. Class A	6,451,850	77,318
Sands China Ltd.	16,549,200	63,320
Galaxy Entertainment Group Ltd.	18,827,000	62,766
CK Hutchison Holdings Ltd.	5,040,692	59,082
Melco Crown Entertainment Ltd. ADR	2,370,800	33,096
Li & Fung Ltd.	38,162,000	19,120
* Esprit Holdings Ltd.	9,909,234	7,956
* Global Brands Group Holding Ltd.	7,314,000	643
		323,301
Indonesia (0.8%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,008,069	66,533

Ireland (0.4%)
Ryanair Holdings plc ADR	434,764	30,768

Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR	829,745	44,391
* Check Point Software Technologies Ltd.	522,600	40,178
		84,569
Italy (0.9%)
Eni SPA	3,020,882	46,341
Banca Mediolanum SPA	3,003,881	22,043
		68,384
Japan (22.5%)
Toyota Motor Corp.	2,660,356	149,073
Japan Tobacco Inc.	3,677,100	143,406
Sumitomo Mitsui Financial Group Inc.	3,655,600	115,880
SoftBank Group Corp.	1,895,300	104,326
Nippon Telegraph & Telephone Corp.	2,141,800	101,778
East Japan Railway Co.	941,200	86,336
Daiwa House Industry Co. Ltd.	2,991,900	83,895
Panasonic Corp.	8,435,300	81,120
DeNA Co. Ltd.	2,963,900	75,782
Omron Corp.	2,189,200	72,599
Sumitomo Mitsui Trust Holdings Inc.	21,188,000	70,412
Hitachi Ltd.	15,389,000	70,314
Sumitomo Electric Industries Ltd.	4,439,000	61,156
Mitsubishi Corp.	3,537,200	60,856
Makita Corp.	855,700	60,203
KDDI Corp.	1,945,300	59,696
Nomura Holdings Inc.	12,169,400	54,776
Takashimaya Co. Ltd.	6,314,000	47,837
Sony Corp.	1,252,800	41,126
Seven & i Holdings Co. Ltd.	964,883	40,065
Ryohin Keikaku Co. Ltd.	175,800	39,030
Hoya Corp.	1,066,500	37,840
Nidec Corp.	374,800	34,010

FANUC Corp.	189,800	31,736
Honda Motor Co. Ltd.	827,700	22,421
Yamato Kogyo Co. Ltd.	701,000	19,793
Daiwa Securities Group Inc.	3,414,000	19,161
		1,784,627
Netherlands (1.6%)
Unilever NV	1,239,351	57,443
Wolters Kluwer NV	1,233,206	51,885
Aegon NV	4,991,150	20,209
*,2 Philips Lighting NV	46,779	1,197
		130,734
Norway (0.5%)
Telenor ASA	1,722,587	28,839
^ TGS Nopec Geophysical Co. ASA	935,448	15,674
		44,513
Other (0.4%)
3 Vanguard FTSE All-World ex-US ETF	718,406	32,091

Philippines (0.3%)
Alliance Global Group Inc.	73,546,000	25,264

Russia (1.0%)
Gazprom PAO ADR (London Shares)	9,420,057	38,594
Lukoil PJSC ADR	466,261	20,069
Mobile TeleSystems PJSC ADR	1,761,947	15,664
Gazprom PJSC ADR	740,167	3,042
		77,369
Singapore (1.1%)
DBS Group Holdings Ltd.	4,684,000	54,151
Genting Singapore plc	58,872,000	34,660
		88,811
South Africa (0.9%)
Sanlam Ltd.	7,493,111	35,355
Mr Price Group Ltd.	1,380,497	22,766
Nampak Ltd.	9,853,912	15,058
		73,179
South Korea (4.0%)
Samsung Electronics Co. Ltd.	105,183	144,729
SK Hynix Inc.	1,863,063	57,371
E-MART Inc.	380,476	55,584
Hana Financial Group Inc.	891,981	21,962
Shinhan Financial Group Co. Ltd.	561,096	20,051
Hyundai Home Shopping Network Corp.	141,604	15,361
		315,058
Spain (1.0%)
* Red Electrica Corp. SA	1,908,072	43,704
Banco Santander SA	7,832,670	33,252
		76,956
Sweden (1.3%)
Assa Abloy AB Class B	3,090,254	67,794
Swedbank AB Class A	1,689,041	35,461
		103,255
Switzerland (6.3%)
Novartis AG	2,415,824	200,376

Roche Holding AG	307,687	78,543
Actelion Ltd.	365,781	64,791
Adecco Group AG	1,091,444	59,905
LafargeHolcim Ltd.	884,062	42,038
Credit Suisse Group AG	2,335,156	26,854
Cie Financiere Richemont SA	323,196	19,648
GAM Holding AG	577,710	6,343
		498,498
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	22,701,704	122,628

Thailand (1.2%)
Bangkok Bank PCL	13,166,800	64,665
Kasikornbank PCL (Foreign)	6,137,600	35,246
		99,911
Turkey (1.3%)
* Turkcell Iletisim Hizmetleri AS	10,426,197	36,094
Turkiye Halk Bankasi AS	13,351,080	35,242
KOC Holding AS	7,814,221	33,530
		104,866
United Kingdom (20.1%)
Prudential plc	6,083,324	107,240
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,823,632	99,603
AstraZeneca plc	1,396,938	93,523
British American Tobacco plc	1,372,639	87,609
Carnival plc	1,779,082	85,575
BP plc ADR	2,238,580	77,007
BP plc	12,540,598	70,950
BHP Billiton plc	5,368,213	67,685
Vodafone Group plc	19,784,694	60,104
Unilever plc	1,183,517	55,369
Rolls-Royce Holdings plc	5,218,447	54,604
Compass Group plc	2,840,380	53,961
Royal Dutch Shell plc Class A	1,998,307	51,597
Shire plc	776,498	50,164
* Tesco plc	24,017,376	49,520
Wolseley plc	819,801	45,711
RSA Insurance Group plc	6,671,056	43,868
Informa plc	4,554,043	43,026
Standard Chartered plc	5,353,229	42,805
Mediclinic International plc	2,825,842	40,120
RELX NV	2,085,040	39,592
HSBC Holdings plc	5,877,471	38,525
WPP plc	1,715,616	38,494
* Royal Bank of Scotland Group plc	14,611,000	37,188
London Stock Exchange Group plc	863,570	31,777
*,2 Worldpay Group plc	7,820,929	30,338
Associated British Foods plc	703,189	25,032
Ashtead Group plc	1,548,480	24,508
Barclays plc	11,772,753	24,004
Petrofac Ltd.	1,590,239	15,724
* Serco Group plc	8,412,747	13,327
Mediclinic International plc (Johannesburg Shares)	29,915	422
		1,598,972

United States (2.4%)
Consumer Discretionary (1.1%)
* Michael Kors Holdings Ltd.			849,100	43,915
Signet Jewelers Ltd.			433,760	38,132
				82,047
Energy (0.7%)
* Weatherford International plc			10,092,000	57,323

Financials (0.6%)
Aon plc			463,655	49,643

Total United States				189,013
Total Common Stocks (Cost $7,878,135)				7,539,839
	Coupon
Temporary Cash Investments (5.3%)1
Money Market Fund (5.1%)
4,5 Vanguard Market Liquidity Fund	0.561%		402,408,882	402,409

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
6,7 Federal Home Loan Bank Discount Notes	0.450%	8/19/16	7,200	7,199

6,7,8 Federal Home Loan Bank Discount Notes	0.411%	9/21/16	3,140	3,139
6,7 Federal Home Loan Bank Discount Notes	0.375%	9/30/16	1,100	1,099
6,7 Federal Home Loan Bank Discount Notes	0.511%	10/12/16	1,000	999
6,7 Federal Home Loan Bank Discount Notes	0.531%	10/19/16	500	500
				12,936
Total Temporary Cash Investments (Cost $415,343)				415,345
Total Investments (100.2%) (Cost $8,293,478)				7,955,184
Other Assets and Liabilities-Net (-0.2%)5				(12,165)
Net Assets (100%)				7,943,019

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,202,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.9% and 3.3%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $31,535,000, representing 0.4% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $16,579,000 of collateral received for securities on loan.
6	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7	Securities with a value of $10,297,000 have been segregated as initial margin for open futures contracts.
8	Securities with a value of $1,603,000 have been segregated as collateral for open forward currency contracts. ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

International Value Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	730,724	6,809,115	—
Temporary Cash Investments	402,409	12,936	—
Futures Contracts—Assets[1]	1,142	—	—
Forward Currency Contracts—Assets	—	3,150	—
Forward Currency Contracts—Liabilities	—	(1,911)	—
Total	1,134,275	6,823,290	—
1 Represents variation margin on the last day of the reporting period.

International Value Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2016	1,918	63,980	3,799
Topix Index	September 2016	311	40,315	1,030
FTSE 100 Index	September 2016	341	30,228	2,713
S&P ASX 200 Index	September 2016	221	23,176	1,491
				9,033

International Value Fund

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank PLC	09/13/16	JPY	911,680	USD	8.970	(20)
Barclays Bank PLC	09/20/16	AUD	5,105	USD	3,828	45
BNP Paribas	09/13/16	JPY	343,700	USD	3,408	(34)
BNP Paribas	09/20/16	AUD	20,725	USD	15,203	520
BNP Paribas	09/21/16	EUR	18,546	USD	20,582	199
BNP Paribas	09/21/16	EUR	32,304	USD	36,432	(145)
BNP Paribas	09/21/16	GBP	2,678	USD	3,527	20
Citibank, N.A.	09/13/16	JPY	2,883,480	USD	26,958	1,349
Goldman Sachs International	09/21/16	EUR	10,283	USD	11,426	96
Goldman Sachs International	09/21/16	GBP	1,365	USD	1,766	42
Goldman Sachs International	09/21/16	GBP	3,601	USD	4,786	(16)
JPMorgan Chase Bank N.A.	09/20/16	AUD	7,095	USD	5,200	183
Morgan Stanley Capital
Services LLC	09/21/16	GBP	17,091	USD	24,109	(1,469)
UBS AG	09/13/16	JPY	533,820	USD	5,114	126
Barclays Bank PLC	09/21/16	USD	3,709	EUR	3,283	31
BNP Paribas	09/13/16	USD	3,297	JPY	344,250	(82)
BNP Paribas	09/21/16	USD	3,519	GBP	2,399	341
Goldman Sachs International	09/21/16	USD	2,416	GBP	1,701	163
JPMorgan Chase Bank N.A.	09/20/16	USD	1,647	AUD	2,216	(34)
JPMorgan Chase Bank N.A.	09/21/16	USD	4,608	EUR	4,081	35
UBS AG	09/13/16	USD	2,602	JPY	271,740	(66)
UBS AG	09/20/16	USD	1,602	AUD	2,170	(45)
						1,239

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2016, the counterparty (counterparties) had deposited in segregated accounts securities with a value of $1,162,000 in connection with open forward currency contracts.

International Value Fund

After July 31, 2016, the counterparty posted additional collateral of $369,000 in connection with open forward currency contracts as of July 31, 2016.

E. At July 31, 2016, the cost of investment securities for tax purposes was $8,293,478,000. Net unrealized depreciation of investment securities for tax purposes was $338,294,000, consisting of unrealized gains of $928,332,000 on securities that had risen in value since their purchase and $1,266,626,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	6,373,706	268,078
Vanguard U.S. Growth Fund Investor Shares	6,626,965	202,719
Vanguard Morgan Growth Fund Investor Shares	7,848,167	202,090
Vanguard Windsor II Fund Investor Shares	5,712,333	201,874
Vanguard Windsor Fund Investor Shares	10,224,923	201,022
Vanguard Explorer Fund Investor Shares	1,559,746	134,544
Vanguard Capital Value Fund	5,953,858	67,160
Vanguard Mid-Cap Growth Fund	2,992,748	67,127
Total Investment Companies (Cost $968,352)		1,344,614
Other Assets and Liabilities-Net (0.0%)		(212)
Net Assets (100%)		1,344,402

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2016, the cost of investment securities for tax purposes was $968,352,000. Net unrealized appreciation of investment securities for tax purposes was $376,262,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Diversified Equity Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Capital Value Fund	67.200	8,678	2,418	794	5,766	67,160
Vanguard Explorer Fund	139,827	14,074	13,068	414	12,793	134,544
Vanguard Growth and Income
Fund	293,510	22,556	41,611	5,249	15,362	268,078
Vanguard Mid-Cap Growth
Fund	72,741	5,372	3,651	204	5,168	67,127
Vanguard Morgan Growth Fund	222,885	16,967	23,876	1,386	15,580	202,090
Vanguard US Growth Fund	221,458	17,624	24,392	971	16,627	202,719
Vanguard Windsor Fund	218,792	18,548	21,545	3,258	13,079	201,022
Vanguard Windsor II Fund	219,481	17,776	26,250	4,570	11,098	201,874
Total	1,455,894	121,595	156,811	16,846	95,473	1,344,614

1	Includes net realized gain (loss) on affiliated investment securities sold of ($1,450,000).

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (93.8%)1
Argentina (0.2%)
YPF SA ADR	38,805	717

Brazil (10.0%)
Ambev SA	626,481	3,632
Telefonica Brasil SA ADR	187,954	2,846
Itau Unibanco Holding SA ADR	261,863	2,736
* Petroleo Brasileiro SA Preference Shares	542,900	1,987
Banco Bradesco SA Preference Shares	184,062	1,610
Cia de Saneamento Basico do Estado de Sao Paulo	168,500	1,601
EDP - Energias do Brasil SA	309,572	1,373
Vale SA Class B ADR	293,500	1,353
MRV Engenharia e Participacoes SA	294,373	1,230
Ambev SA ADR	199,200	1,151
* Randon Participacoes SA Preference Shares	699,824	1,017
Telefonica Brasil SA Preference Shares	56,600	859
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	144,200	849
Gerdau SA ADR	356,127	840
TOTVS SA	79,959	811
Qualicorp SA	107,400	712
Braskem SA Preference Shares	103,800	594
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	453,900	525
Cyrela Brazil Realty SA Empreendimentos e Participacoes	143,983	498
Itau Unibanco Holding SA Preference Shares	42,394	442
Hypermarcas SA	43,500	368
Lojas Renner SA	37,900	319
Cia de Saneamento de Minas Gerais-COPASA	29,777	303
^ Vale SA Class B ADR	50,566	291
Cia Energetica de Sao Paulo Preference Shares	58,250	250
Multiplan Empreendimentos Imobiliarios SA	12,500	244
* B2W Cia Digital	60,698	243
Raia Drogasil SA	11,200	229
Kroton Educacional SA	29,100	130
Natura Cosmeticos SA	11,693	120
* Energisa SA	17,012	109
		29,272
Canada (0.3%)
First Quantum Minerals Ltd.	98,618	853

China (19.4%)
Tencent Holdings Ltd.	231,485	5,591
China Mobile Ltd.	327,300	4,053
China Construction Bank Corp.	5,715,250	3,844
Industrial & Commercial Bank of China Ltd.	5,042,380	2,877
China Shenhua Energy Co. Ltd.	1,434,500	2,754
Dongfeng Motor Group Co. Ltd.	2,137,000	2,646
Greatview Aseptic Packaging Co. Ltd.	4,796,000	2,491
China Resources Power Holdings Co. Ltd.	1,555,683	2,486
Lenovo Group Ltd.	3,357,600	2,176

PICC Property & Casualty Co. Ltd.	1,321,040	2,058
China Pacific Insurance Group Co. Ltd.	515,212	1,831
CNOOC Ltd.	1,444,400	1,741
China Overseas Land & Investment Ltd.	516,000	1,702
China Unicom Hong Kong Ltd.	1,495,973	1,594
PetroChina Co. Ltd.	2,148,000	1,472
China Longyuan Power Group Corp. Ltd.	1,727,580	1,391
* China Agri-Industries Holdings Ltd.	3,934,000	1,373
China Lesso Group Holdings Ltd.	1,982,000	1,124
Far East Horizon Ltd.	1,312,000	1,035
Brilliance China Automotive Holdings Ltd.	818,000	911
Anhui Conch Cement Co. Ltd.	299,000	787
Kingboard Laminates Holdings Ltd.	1,155,125	737
China Shineway Pharmaceutical Group Ltd.	676,000	715
China Life Insurance Co. Ltd.	313,000	710
China Everbright International Ltd.	639,500	693
CNOOC Ltd. ADR	5,300	638
*,2 Tianhe Chemicals Group Ltd.	4,142,000	625
China Cinda Asset Management Co. Ltd.	1,877,500	612
China Dongxiang Group Co. Ltd.	3,074,000	607
Haier Electronics Group Co. Ltd.	357,241	600
Dah Chong Hong Holdings Ltd.	1,037,000	512
ENN Energy Holdings Ltd.	107,112	512
Sinopec Shanghai Petrochemical Co. Ltd.	1,020,000	499
China ZhengTong Auto Services Holdings Ltd.	1,041,000	425
GCL-Poly Energy Holdings Ltd.	3,047,000	419
China Shipping Development Co. Ltd.	660,000	374
* Li Ning Co. Ltd.	639,205	335
Guangdong Investment Ltd.	208,138	320
Sunny Optical Technology Group Co. Ltd.	79,700	318
* Hutchison China MediTech Ltd. ADR	21,737	285
China Power International Development Ltd.	616,000	251
Phoenix Healthcare Group Co. Ltd.	136,000	201
* Baoxin Auto Group Ltd.	321,790	176
ANTA Sports Products Ltd.	45,780	102
* China Coal Energy Co. Ltd.	135,000	71
Best Pacific International Holdings Ltd.	78,000	53
		56,727
Colombia (0.2%)
Cementos Argos SA	150,716	564

Czech Republic (0.3%)
Komercni banka as	19,332	762

Egypt (0.4%)
Commercial International Bank Egypt SAE	206,817	1,108

Greece (0.6%)
Hellenic Telecommunications Organization SA	68,973	677
Motor Oil Hellas Corinth Refineries SA	47,108	551
Alpha Bank AE	194,202	392
		1,620
Hong Kong (2.9%)
AIA Group Ltd.	472,718	2,945
Sands China Ltd.	390,850	1,495
AMVIG Holdings Ltd.	3,264,000	1,155

*	Pacific Basin Shipping Ltd.	7,452,975	837
	Texwinca Holdings Ltd.	893,000	703
	Stella International Holdings Ltd.	255,500	438
	MGM China Holdings Ltd.	226,997	330
*,2 BOC Aviation Ltd.		64,309	307
	AAC Technologies Holdings Inc.	19,200	179
*	Cowell e Holdings Inc.	280,818	113
	Wynn Macau Ltd.	40,400	66
			8,568
Hungary (0.9%)
	OTP Bank plc	67,300	1,641
	Magyar Telekom Telecommunications plc	556,900	891
			2,532
India (9.3%)
	Reliance Industries Ltd.	193,497	2,935
	Axis Bank Ltd.	334,559	2,740
	State Bank of India	532,572	1,832
	Hindalco Industries Ltd.	888,075	1,779
^	ICICI Bank Ltd. ADR	228,455	1,732
	NTPC Ltd.	702,918	1,664
	CESC Ltd.	180,696	1,658
	ICICI Bank Ltd.	306,676	1,190
	Tata Consultancy Services Ltd.	29,632	1,161
	Bharti Infratel Ltd.	174,976	1,033
	Bharti Airtel Ltd.	189,464	1,027
	Larsen & Toubro Ltd.	43,558	1,017
	NHPC Ltd.	2,157,750	817
	UltraTech Cement Ltd.	14,583	810
*	Bank of Baroda	356,094	810
	Aurobindo Pharma Ltd.	59,355	702
	Godrej Consumer Products Ltd.	24,688	587
	Marico Ltd.	135,113	574
	Power Grid Corp. of India Ltd.	177,283	466
	HDFC Bank Ltd. ADR	5,660	392
	ITC Ltd.	98,943	374
	Bharat Electronics Ltd.	19,298	357
*	Punjab National Bank	154,375	286
*	IDFC Ltd.	302,772	248
	IDFC Bank Ltd.	302,772	234
*	Godrej Properties Ltd.	36,071	195
	Jammu & Kashmir Bank Ltd.	166,597	168
	Phoenix Mills Ltd.	25,826	140
	Lupin Ltd.	5,336	139
	Union Bank of India	52,451	100
*	TAKE Solutions Ltd.	24,662	67
			27,234
Indonesia (2.2%)
	Bank Central Asia Tbk PT	1,362,000	1,505
	Bank Rakyat Indonesia Persero Tbk PT	1,581,400	1,397
	Telekomunikasi Indonesia Persero Tbk PT	3,072,600	1,000
	Bank Mandiri Persero Tbk PT	766,000	595
*	Bank Tabungan Pensiunan Nasional Tbk PT	3,187,300	575
	Hanjaya Mandala Sampoerna Tbk PT	1,875,000	520
	Pakuwon Jati Tbk PT	7,676,500	383
	Matahari Department Store Tbk PT	146,800	224

Adaro Energy Tbk PT	1,069,300	85
		6,284
Kenya (0.2%)
Safaricom Ltd.	2,328,200	439

Malaysia (0.7%)
Genting Malaysia Bhd.	1,438,900	1,519
Heineken Malaysia Bhd.	68,400	303
Inari Amertron Bhd.	207,850	158
		1,980
Mexico (1.9%)
* Cemex SAB de CV ADR	187,654	1,436
Grupo Financiero Banorte SAB de CV	212,214	1,162
Grupo Mexico SAB de CV Class B	348,300	841
Grupo Financiero Santander Mexico SAB de CV ADR	84,271	769
Wal-Mart de Mexico SAB de CV	185,200	423
Fomento Economico Mexicano SAB de CV ADR	4,200	376
Infraestructura Energetica Nova SAB de CV	66,600	269
Unifin Financiera SAB de CV SOFOM ENR	94,700	248
Grupo Comercial Chedraui SA de CV	47,641	108
		5,632
Other (0.8%)3
4 Vanguard FTSE Emerging Markets ETF	66,278	2,455

Pakistan (0.4%)
United Bank Ltd.	634,105	1,121

Peru (0.5%)
Credicorp Ltd.	8,730	1,400

Philippines (0.9%)
Energy Development Corp.	12,045,693	1,503
Metropolitan Bank & Trust Co.	330,483	667
Universal Robina Corp.	80,680	343
Puregold Price Club Inc.	191,500	195
		2,708
Poland (0.4%)
* Cyfrowy Polsat SA	192,000	1,160
KGHM Polska Miedz SA	7,226	146
		1,306
Qatar (0.2%)
Industries Qatar QSC	17,466	513

Romania (0.1%)
2 Electrica SA GDR	22,563	241

Russia (5.5%)
Lukoil PJSC ADR	98,723	4,249
Rosneft PJSC GDR	458,839	2,231
Sberbank of Russia PJSC ADR	228,442	1,990
MMC Norilsk Nickel PJSC ADR	104,168	1,525
Sberbank of Russia PJSC	645,831	1,364
Gazprom PJSC ADR	256,440	1,051
Sberbank of Russia PJSC ADR	115,073	1,018
PhosAgro PJSC GDR	57,070	788

	Gazprom Neft PJSC ADR	42,000	516
	Moscow Exchange MICEX-RTS PJSC	290,386	500
	Etalon Group Ltd. GDR	153,280	405
	O'Key Group SA GDR	184,699	370
			16,007
Singapore (0.5%)
	Wilmar International Ltd.	371,300	862
*	Ezion Holdings Ltd.	2,310,360	524
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	371,161	18
			1,404
South Africa (4.8%)
	Naspers Ltd.	19,432	3,049
	Sasol Ltd.	109,466	2,913
	Imperial Holdings Ltd.	123,625	1,477
	Barloworld Ltd.	236,616	1,402
	Reunert Ltd.	309,788	1,395
*	AngloGold Ashanti Ltd. ADR	55,800	1,223
	FirstRand Ltd.	213,523	747
	Sanlam Ltd.	136,174	643
	Gold Fields Ltd.	72,084	445
*	Steinhoff International Holdings NV	50,587	320
	Woolworths Holdings Ltd.	40,049	258
*	Aveng Ltd.	511,216	147
	Pick n Pay Stores Ltd.	15,868	90
*	Adcock Ingram Holdings Ltd. Warrants Exp. 7/26/2019	1	—
			14,109
South Korea (7.1%)
	Samsung Electronics Co. Ltd.	3,026	4,164
	SK Hynix Inc.	94,920	2,923
	POSCO	13,895	2,816
	Hana Financial Group Inc.	83,396	2,053
*	Hyundai Heavy Industries Co. Ltd.	16,845	1,894
	Hyundai Motor Co.	12,153	1,434
	KB Financial Group Inc.	32,070	1,018
	Dongbu Insurance Co. Ltd.	14,640	832
	Shinhan Financial Group Co. Ltd.	20,170	721
	Kia Motors Corp.	18,727	706
	LG Electronics Inc.	12,775	611
	LG Chem Ltd.	2,550	556
	Samsung Life Insurance Co. Ltd.	6,338	551
*,2 CEMEX Holdings Philippines Inc.		1,198,900	303
	LG Chem Ltd. Preference Shares	1,016	161
			20,743
Spain (0.4%)
	Prosegur Cia de Seguridad SA	167,786	1,141

Sweden (0.1%)
*	Vostok Emerging Finance Ltd.	2,240,901	314

Switzerland (0.3%)
*	Dufry AG	8,731	1,005

Taiwan (10.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	272,240	7,563
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,010,243	5,457
	Delta Electronics Inc.	592,244	3,124

Compal Electronics Inc.	3,162,000	1,987
Hon Hai Precision Industry Co. Ltd.	655,098	1,808
Chicony Electronics Co. Ltd.	629,093	1,557
Teco Electric and Machinery Co. Ltd.	1,245,000	1,104
Globalwafers Co. Ltd.	528,459	1,083
Hermes Microvision Inc.	25,000	1,065
Catcher Technology Co. Ltd.	147,615	1,029
Casetek Holdings Ltd.	234,000	945
Mega Financial Holding Co. Ltd.	1,097,182	860
eMemory Technology Inc.	75,000	755
Largan Precision Co. Ltd.	5,205	560
* Airtac International Group	67,315	505
China Airlines Ltd.	845,000	248
President Chain Store Corp.	26,700	217
Silicon Motion Technology Corp. ADR	3,770	195
Silergy Corp.	14,388	186
Tung Thih Electronic Co. Ltd.	13,145	178
Advantech Co. Ltd.	21,038	164
Parade Technologies Ltd.	18,000	160
Land Mark Optoelectronics Corp.	10,000	160
* Bizlink Holding Inc.	22,000	135
Hota Industrial Manufacturing Co. Ltd.	29,000	132
Sinbon Electronics Co. Ltd.	55,000	131
Voltronic Power Technology Corp.	7,000	112
Poya International Co. Ltd.	8,160	101
		31,521
Thailand (2.1%)
Bangkok Bank PCL	400,000	1,965
Kasikornbank PCL	207,100	1,177
Krung Thai Bank PCL (Foreign)	2,275,275	1,139
PTT Global Chemical PCL	358,344	629
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	924,400	456
Supalai PCL	333,000	239
CP ALL PCL (Foreign)	113,800	169
KCE Electronics PCL	55,900	156
Delta Electronics Thailand PCL	63,000	129
		6,059
Turkey (1.3%)
Akbank TAS	513,625	1,327
Tupras Turkiye Petrol Rafinerileri AS	47,885	1,025
Turkiye Halk Bankasi AS	277,558	733
Haci Omer Sabanci Holding AS (Bearer)	231,222	691
Ulker Biskuvi Sanayi AS	19,564	130
		3,906
United Arab Emirates (1.0%)
Union National Bank PJSC	1,201,512	1,485
* Dubai Parks & Resorts PJSC	1,756,450	792
Dubai Financial Market PJSC	1,732,759	627
		2,904
United Kingdom (2.4%)
Standard Chartered plc	202,227	1,617
Antofagasta plc	218,425	1,446
Standard Chartered plc	130,257	1,041
* Tullow Oil plc	279,222	735
SABMiller plc	10,751	628
Petrofac Ltd.	57,474	568

	Hikma Pharmaceuticals plc			13,755	479
*	Ophir Energy plc			454,640	409
	Coca-Cola HBC AG			6,840	142
					7,065
United States (4.7%)
*	Baidu Inc. ADR			14,586	2,328
*	Hollysys Automation Technologies Ltd.			86,133	1,687
*	Alibaba Group Holding Ltd. ADR			19,198	1,583
*	Flextronics International Ltd.			102,750	1,302
	Cosan Ltd.			153,037	1,022
	Millicom International Cellular SA			18,695	998
*	Trina Solar Ltd. ADR			116,900	964
*	Ctrip.com International Ltd. ADR			19,134	836
*	Genpact Ltd.			30,400	814
*	Cognizant Technology Solutions Corp. Class A			12,275	706
	Southern Copper Corp.			16,263	423
	Enersis Chile SA ADR			51,592	296
*	MakeMyTrip Ltd.			12,871	242
^	Himax Technologies Inc. ADR			17,749	159
*	Yandex NV Class A			6,534	142
*	58.com Inc. ADR			2,397	125
*	Sinovac Biotech Ltd.			19,478	115
					13,742
Total Common Stocks (Cost $277,464)					273,956
		Coupon
Temporary Cash Investments (6.2%)
Money Market Fund (5.8%)1
5,6 Vanguard Market Liquidity Fund		0.561%		16,959,616	16,960

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
7,8 Federal Home Loan Bank Discount Notes		0.371%	9/13/16	500	500
7,8 Federal Home Loan Bank Discount Notes		0.465%	10/28/16	500	499
					999
Total Temporary Cash Investments (Cost $17,959)					17,959
Total Investments (100.0%) (Cost $295,423)					291,915
Other Assets and Liabilities-Net (0.0%)4					65
Net Assets (100%)					291,980

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $722,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 2.0%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $1,476,000, representing 0.5% of net assets.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $822,000 of collateral received for securities on loan.

7	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8	Securities with a value of $700,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	53,637	998	—
Common Stocks—Other	13,046	205,233	1,042
Temporary Cash Investments	16,960	999	—

Emerging Markets Select Stock Fund

Futures Contracts—Assets[1]	73	—	—
Total	83,716	207,230	1,042
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Market Index	September 2016	275	12,121	844

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2016, the cost of investment securities for tax purposes was $295,522,000. Net unrealized depreciation of investment securities for tax purposes was $3,607,000, consisting of unrealized gains of $31,328,000 on securities that had risen in value since their purchase and $34,935,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)
As of July 31, 2016

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (62.4%)
Consumer Discretionary (7.3%)
*	DreamWorks Animation SKG Inc. Class A	35,000	1,434
*	Apollo Education Group Inc.	155,600	1,399
*	Tumi Holdings Inc.	44,600	1,193
*	Kuoni Reisen Holding AG	2,475	944
*	Diamond Resorts International Inc.	30,000	905
	Kinugawa Rubber Industrial Co. Ltd.	114,000	863
	Gentex Corp.	11,737	207
	Vail Resorts Inc.	1,417	203
	Regal Entertainment Group Class A	8,599	202
*	Vista Outdoor Inc.	3,992	200
	Pool Corp.	1,948	199
	Comcast Corp. Class A	2,961	199
	Genuine Parts Co.	1,942	199
	Thor Industries Inc.	2,575	197
	Newell Brands Inc.	3,752	197
†	Starbucks Corp.	3,357	195
*,†	O'Reilly Automotive Inc.	669	194
*,†	AutoZone Inc.	232	189
	Domino's Pizza Inc.	1,281	189
†	John Wiley & Sons Inc. Class A	3,260	188
	NIKE Inc. Class B	3,365	187
	Twenty-First Century Fox Inc. Class A	6,979	186
*	Sirius XM Holdings Inc.	41,538	182
	Aramark	5,048	181
	Thomson Reuters Corp.	4,262	179
†	Lowe's Cos. Inc.	2,124	175
	Home Depot Inc.	1,252	173
†	TJX Cos. Inc.	2,106	172
	Twenty-First Century Fox Inc.	6,353	172
	Brinker International Inc.	3,602	170
	Ross Stores Inc.	2,738	169
	Omnicom Group Inc.	2,024	167
*,†	NVR Inc.	97	165
	McDonald's Corp.	1,369	161
	Service Corp. International	5,743	159
	Six Flags Entertainment Corp.	2,820	159
	Target Corp.	2,094	158
†	Darden Restaurants Inc.	2,537	156
	Bed Bath & Beyond Inc.	3,454	155
	Choice Hotels International Inc.	3,202	155
	Cable One Inc.	294	154
†	Wendy's Co.	15,168	146
	VF Corp.	2,130	133
	Walt Disney Co.	1,366	131
	Foot Locker Inc.	2,130	127
*	MSG Networks Inc.	7,761	125
	Visteon Corp.	1,342	94
	Dunkin' Brands Group Inc.	1,800	82

PulteGroup Inc.	3,350	71
Interpublic Group of Cos. Inc.	1,027	24
		13,964
Consumer Staples (4.8%)
SABMiller plc	20,700	1,210
* Rite Aid Corp.	160,000	1,120
* Elizabeth Arden Inc.	79,700	1,108
* WhiteWave Foods Co. Class A	19,280	1,070
JM Smucker Co.	1,299	200
Costco Wholesale Corp.	1,190	199
Hershey Co.	1,796	199
Spectrum Brands Holdings Inc.	1,540	198
† Sysco Corp.	3,765	195
General Mills Inc.	2,677	192
PepsiCo Inc.	1,749	191
Procter & Gamble Co.	2,184	187
Kellogg Co.	2,230	184
Clorox Co.	1,377	180
Kimberly-Clark Corp.	1,393	180
Estee Lauder Cos. Inc. Class A	1,928	179
Dr Pepper Snapple Group Inc.	1,808	178
† Constellation Brands Inc. Class A	1,073	177
McCormick & Co. Inc.	1,712	175
Colgate-Palmolive Co.	2,315	172
Altria Group Inc.	2,539	172
Campbell Soup Co.	2,741	171
† Church & Dwight Co. Inc.	1,736	171
Philip Morris International Inc.	1,698	170
Coca-Cola Co.	3,761	164
Reynolds American Inc.	3,235	162
CVS Health Corp.	1,710	159
Hormel Foods Corp.	3,718	139
† Pinnacle Foods Inc.	2,232	112
Brown-Forman Corp. Class B	822	81
ConAgra Foods Inc.	1,696	79
Mondelez International Inc. Class A	1,705	75
Wal-Mart Stores Inc.	444	32
		9,181
Energy (0.2%)
Occidental Petroleum Corp.	2,455	183
Exxon Mobil Corp.	1,929	172
		355
Financials (11.2%)
Cash America International Inc.	34,000	1,457
Apollo Residential Mortgage Inc.	105,100	1,426
First Niagara Financial Group Inc.	136,300	1,388
Astoria Financial Corp.	93,000	1,364
InnVest REIT	248,000	1,335
Parkway Properties Inc.	76,200	1,324
FirstMerit Corp.	57,800	1,227
Wilshire Bancorp Inc.	110,100	1,183
Fidelity & Guaranty Life	52,042	1,138
Suffolk Bancorp	29,300	964
Resource America Inc. Class A	89,060	867
Federal Realty Investment Trust	1,190	202
Empire State Realty Trust Inc.	9,518	200

Cincinnati Financial Corp.	2,634	197
Endurance Specialty Holdings Ltd.	2,890	195
† Lamar Advertising Co. Class A	2,861	194
Tanger Factory Outlet Centers Inc.	4,583	191
Equity LifeStyle Properties Inc.	2,293	189
MFA Financial Inc.	24,746	186
Marsh & McLennan Cos. Inc.	2,786	183
† Two Harbors Investment Corp.	20,710	181
WP Carey Inc.	2,493	181
† Annaly Capital Management Inc.	16,405	180
RenaissanceRe Holdings Ltd.	1,530	180
† Starwood Property Trust Inc.	8,175	178
Brown & Brown Inc.	4,758	174
Validus Holdings Ltd.	3,474	172
American Capital Agency Corp.	8,747	171
Chimera Investment Corp.	10,190	171
Post Properties Inc.	2,674	170
White Mountains Insurance Group Ltd.	207	170
TFS Financial Corp.	9,278	169
Chubb Ltd.	1,341	168
CBOE Holdings Inc.	2,431	167
Arthur J Gallagher & Co.	3,395	167
Axis Capital Holdings Ltd.	3,004	167
* Alleghany Corp.	306	166
Columbia Property Trust Inc.	6,810	166
Everest Re Group Ltd.	874	165
† American Financial Group Inc.	2,256	165
† FactSet Research Systems Inc.	958	165
† WR Berkley Corp.	2,831	165
* Berkshire Hathaway Inc. Class B	1,134	164
Travelers Cos. Inc.	1,391	162
* Arch Capital Group Ltd.	2,224	162
† ProAssurance Corp.	3,125	161
Erie Indemnity Co. Class A	1,643	161
Torchmark Corp.	2,577	159
Hanover Insurance Group Inc.	1,936	159
Morningstar Inc.	1,861	157
Progressive Corp.	4,764	155
Aspen Insurance Holdings Ltd.	3,303	152
People's United Financial Inc.	9,908	150
American Tower Corporation	1,258	146
* XL Group Ltd.	4,081	141
Healthcare Trust of America Inc. Class A	3,967	135
Taubman Centers Inc.	1,467	119
American Homes 4 Rent Class A	2,835	62
Piedmont Office Realty Trust Inc. Class A	1,588	35
* Equity Commonwealth	813	24
		21,572
Health Care (9.5%)
* IMS Health Holdings Inc.	53,700	1,612
St. Jude Medical Inc.	18,600	1,545
† Humana Inc.	7,500	1,294
Cigna Corp.	9,700	1,251
* Envision Healthcare Holdings Inc.	49,300	1,212
* HeartWare International Inc.	20,800	1,205
* Alere Inc.	26,900	1,009
* Imprivata Inc.	47,400	906

	West Pharmaceutical Services Inc.	2,646	212
*	VWR Corp.	6,326	198
	Agilent Technologies Inc.	4,110	198
	Bio-Techne Corp.	1,729	194
*	Waters Corp.	1,222	194
	UnitedHealth Group Inc.	1,347	193
*	Laboratory Corp. of America Holdings	1,375	192
	Thermo Fisher Scientific Inc.	1,204	191
	Pfizer Inc.	5,174	191
	Quest Diagnostics Inc.	2,210	191
	Eli Lilly & Co.	2,299	191
*	HCA Holdings Inc.	2,456	189
*	Varian Medical Systems Inc.	1,991	189
	Becton Dickinson and Co.	1,071	189
	Abbott Laboratories	4,193	188
*	VCA Inc.	2,625	187
	Medtronic plc	2,135	187
	Teleflex Inc.	1,036	187
†	Zimmer Biomet Holdings Inc.	1,414	185
	Patterson Cos. Inc.	3,734	184
*	Mettler-Toledo International Inc.	447	184
	Universal Health Services Inc. Class B	1,418	184
†	Merck & Co. Inc.	3,129	184
*	Boston Scientific Corp.	7,551	183
*	Sequenom Inc.	77,259	182
	PerkinElmer Inc.	3,195	182
*	Henry Schein Inc.	1,000	181
†	Stryker Corp.	1,551	180
	Johnson & Johnson	1,433	180
	Baxter International Inc.	3,719	179
*	Intuitive Surgical Inc.	255	177
	Aetna Inc.	1,529	176
	CR Bard Inc.	774	173
	Dentsply Sirona Inc.	2,701	173
*	DaVita HealthCare Partners Inc.	2,224	173
*	Quintiles Transnational Holdings Inc.	2,149	167
*	Bio-Rad Laboratories Inc. Class A	1,139	165
	Hill-Rom Holdings Inc.	3,059	163
*,†	Cerner Corp.	2,579	161
	Anthem Inc.	1,221	160
	Cardinal Health Inc.	1,911	160
*	Express Scripts Holding Co.	2,061	157
*	MEDNAX Inc.	2,253	155
	AmerisourceBergen Corp. Class A	1,763	150
	Danaher Corp.	1,779	145
	ResMed Inc.	1,275	88
			18,226
Industrials (6.0%)
*	IHS Markit Ltd.	44,457	1,544
*	Virgin America Inc.	23,800	1,331
	Gategroup Holding AG	19,457	1,038
	Joy Global Inc.	11,000	304
	American Science & Engineering Inc.	8,100	299
	HEICO Corp.	2,903	202
	Cintas Corp.	1,843	198
†	General Electric Co.	6,193	193
	Illinois Tool Works Inc.	1,653	191

*,†	TransDigm Group Inc.	682	191
†	Waste Management Inc.	2,862	189
	Equifax Inc.	1,425	189
	KAR Auction Services Inc.	4,393	188
	Stanley Black & Decker Inc.	1,543	188
*	Copart Inc.	3,722	188
	Xylem Inc.	3,919	187
	Allegion plc	2,565	186
	Republic Services Inc. Class A	3,596	184
	BWX Technologies Inc.	4,991	184
	General Dynamics Corp.	1,247	183
†	Watsco Inc.	1,261	182
†	Toro Co.	1,974	181
	Honeywell International Inc.	1,537	179
†	Lockheed Martin Corp.	706	178
	3M Co.	992	177
	IDEX Corp.	1,970	177
	United Technologies Corp.	1,643	177
	Northrop Grumman Corp.	801	174
†	Snap-on Inc.	1,090	171
	United Parcel Service Inc. Class B	1,573	170
	JB Hunt Transport Services Inc.	2,013	167
	Nielsen Holdings plc	3,082	166
	Expeditors International of Washington Inc.	3,326	164
*	Verisk Analytics Inc. Class A	1,915	163
†	Carlisle Cos. Inc.	1,581	163
	MSC Industrial Direct Co. Inc. Class A	2,272	163
	Rockwell Collins Inc.	1,867	158
	WW Grainger Inc.	710	155
†	Rollins Inc.	5,506	155
	Boeing Co.	1,125	150
	Roper Technologies Inc.	875	149
	AMETEK Inc.	3,081	145
	Deere & Co.	1,683	131
	Hexcel Corp.	3,017	130
	Allison Transmission Holdings Inc.	3,532	102
	Rockwell Automation Inc.	812	93
	Landstar System Inc.	1,154	81
*	Fortive Corp.	889	43
	AMERCO	85	34
			11,635
Information Technology (14.2%)
*	Rofin-Sinar Technologies Inc.	43,648	1,379
*	Qlik Technologies Inc.	43,300	1,308
*	Cvent Inc.	39,700	1,295
*	Fairchild Semiconductor International Inc. Class A	65,200	1,287
*	Marketo Inc.	36,400	1,281
	KLA-Tencor Corp.	16,600	1,257
*	LinkedIn Corp. Class A	6,400	1,233
	Ingram Micro Inc.	36,000	1,233
*	Xura Inc.	48,700	1,210
	FEI Co.	11,300	1,203
*	inContact Inc.	86,000	1,195
	Lexmark International Inc. Class A	32,000	1,173
*	Wincor Nixdorf AG	18,800	1,040
*	AIXTRON SE	163,849	1,029
*	AVG Technologies NV	37,499	927

	Electro Rent Corp.	57,300	886
*	QLogic Corp.	54,200	841
*	Polycom Inc.	48,800	605
	ARM Holdings plc	14,000	312
	Analog Devices Inc.	3,402	217
	CDK Global Inc.	3,571	206
	Symantec Corp.	9,800	200
	Broadridge Financial Solutions Inc.	2,958	200
	Apple Inc.	1,898	198
†	Fidelity National Information Services Inc.	2,479	197
	Oracle Corp.	4,784	196
	Sabre Corp.	6,713	196
*	VeriSign Inc.	2,240	194
*	CoreLogic Inc.	4,813	194
	Western Union Co.	9,693	194
	Paychex Inc.	3,235	192
	Microsoft Corp.	3,350	190
*	Vantiv Inc. Class A	3,438	188
	Intel Corp.	5,387	188
	MasterCard Inc. Class A	1,961	187
*,†	Fiserv Inc.	1,677	185
	International Business Machines Corp.	1,152	185
	Harris Corp.	2,126	184
	Visa Inc. Class A	2,356	184
*	Red Hat Inc.	2,402	181
*	Gartner Inc.	1,797	180
†	Jack Henry & Associates Inc.	2,016	180
†	Automatic Data Processing Inc.	2,015	179
*,†	ANSYS Inc.	1,986	177
	CA Inc.	5,082	176
	Amphenol Corp. Class A	2,897	172
*,†	Synopsys Inc.	3,168	172
	National Instruments Corp.	5,917	170
	FLIR Systems Inc.	5,174	169
	Amdocs Ltd.	2,887	169
	Avnet Inc.	3,967	163
	Motorola Solutions Inc.	2,319	161
	Accenture plc Class A	1,422	160
*	Genpact Ltd.	5,864	157
*	Cadence Design Systems Inc.	3,788	91
			27,226
Materials (4.1%)
	EI du Pont de Nemours & Co.	23,100	1,598
	Valspar Corp.	12,400	1,320
	Axiall Corp.	34,100	1,113
	Nuplex Industries Ltd.	165,000	633
	International Flavors & Fragrances Inc.	1,420	189
	RPM International Inc.	3,472	188
	Scotts Miracle-Gro Co. Class A	2,546	188
	Praxair Inc.	1,611	188
	Monsanto Co.	1,730	185
	Sonoco Products Co.	3,546	181
	PPG Industries Inc.	1,716	180
†	NewMarket Corp.	419	179
†	Sherwin-Williams Co.	598	179
*	Crown Holdings Inc.	3,338	177
	Avery Dennison Corp.	2,247	175

† Ashland Inc.	1,484	168
AptarGroup Inc.	2,131	167
Bemis Co. Inc.	3,257	166
Ecolab Inc.	1,397	165
Ball Corp.	2,339	165
WR Grace & Co.	2,115	158
† Compass Minerals International Inc.	2,263	158
† Silgan Holdings Inc.	2,984	148
		7,968
Other (0.0%)
* Dyax Corp CVR Exp. 12/31/2019	28,700	32

Telecommunication Services (0.2%)
AT&T Inc.	4,509	195
Verizon Communications Inc.	3,272	182
		377
Utilities (4.9%)
Empire District Electric Co.	42,508	1,434
* Talen Energy Corp.	100,800	1,371
Questar Corp.	52,000	1,309
Piedmont Natural Gas Co. Inc.	18,600	1,112
† Alliant Energy Corp.	4,860	196
† DTE Energy Co.	1,996	195
† Atmos Energy Corp.	2,429	194
† Edison International	2,497	193
Southern Co.	3,579	191
Dominion Resources Inc.	2,449	191
† American Water Works Co. Inc.	2,309	191
Duke Energy Corp.	2,152	184
† Ameren Corp.	3,500	184
Xcel Energy Inc.	4,167	183
Pinnacle West Capital Corp.	2,316	183
† Vectren Corp.	3,501	181
† American Electric Power Co. Inc.	2,591	180
† SCANA Corp.	2,393	179
Consolidated Edison Inc.	2,239	179
† PG&E Corp.	2,801	179
† Aqua America Inc.	5,158	179
† NextEra Energy Inc.	1,382	177
† Sempra Energy	1,575	176
† Entergy Corp.	2,138	174
† Eversource Energy	2,925	171
† Great Plains Energy Inc.	5,567	166
WEC Energy Group Inc.	1,064	69
NiSource Inc.	1,259	32
		9,353
Total Common Stocks—Long Positions (Cost $114,614)		119,889
Common Stocks Sold Short (-22.9%)
Consumer Discretionary (-1.8%)
Viacom Inc. Class A	(4,184)	(208)
Viacom Inc. Class B	(4,448)	(202)
* TopBuild Corp.	(5,282)	(199)
Clear Channel Outdoor Holdings Inc. Class A	(27,895)	(195)
* Ulta Salon Cosmetics & Fragrance Inc.	(736)	(192)
* MGM Resorts International	(7,755)	(186)

* Michael Kors Holdings Ltd.	(3,593)	(186)
Las Vegas Sands Corp.	(3,338)	(169)
* TripAdvisor Inc.	(2,375)	(166)
* Netflix Inc.	(1,762)	(161)
Aaron's Inc.	(6,629)	(159)
Harman International Industries Inc.	(1,907)	(158)
* Skechers U.S.A. Inc. Class A	(6,360)	(153)
Tribune Media Co. Class A	(4,025)	(149)
* Urban Outfitters Inc.	(4,939)	(148)
* Kate Spade & Co.	(6,651)	(144)
Expedia Inc.	(1,222)	(143)
TEGNA Inc.	(6,226)	(136)
Royal Caribbean Cruises Ltd.	(1,717)	(124)
Gannett Co. Inc.	(9,420)	(120)
GNC Holdings Inc. Class A	(4,926)	(100)
* Amazon.com Inc.	(26)	(20)
		(3,418)
Consumer Staples (-0.3%)
Energizer Holdings Inc.	(3,929)	(203)
Whole Foods Market Inc.	(4,769)	(145)
* Sprouts Farmers Market Inc.	(5,611)	(130)
* Monster Beverage Corp.	(322)	(52)
Avon Products Inc.	(6,491)	(26)
		(556)
Energy (-2.1%)
* Cheniere Energy Inc.	(5,124)	(214)
* Rice Energy Inc.	(8,931)	(208)
* Continental Resources Inc.	(4,405)	(194)
* WPX Energy Inc.	(18,969)	(190)
* Newfield Exploration Co.	(4,353)	(189)
* Kosmos Energy Ltd.	(33,945)	(188)
Energen Corp.	(3,927)	(186)
* Weatherford International plc	(32,568)	(185)
Nabors Industries Ltd.	(20,477)	(184)
ONEOK Inc.	(4,095)	(183)
Devon Energy Corp.	(4,788)	(183)
QEP Resources Inc.	(10,007)	(182)
Anadarko Petroleum Corp.	(3,256)	(178)
Marathon Oil Corp.	(12,662)	(173)
Superior Energy Services Inc.	(10,642)	(170)
Targa Resources Corp.	(4,447)	(166)
Murphy Oil Corp.	(5,912)	(162)
Patterson-UTI Energy Inc.	(8,339)	(162)
Kinder Morgan Inc.	(7,821)	(159)
Apache Corp.	(2,988)	(157)
Rowan Cos. plc Class A	(9,129)	(139)
* Gulfport Energy Corp.	(4,604)	(134)
SM Energy Co.	(4,162)	(113)
PBF Energy Inc. Class A	(1,730)	(39)
Williams Cos. Inc.	(804)	(19)
		(4,057)
Financials (-6.5%)
First Cash Financial Services Inc.	(28,560)	(1,465)
New York Community Bancorp Inc.	(93,000)	(1,344)
Cousins Properties Inc.	(124,206)	(1,322)
BBCN Bancorp Inc.	(77,444)	(1,190)

KeyCorp	(92,684)	(1,084)
People's United Financial Inc.	(65,192)	(988)
Huntington Bancshares Inc.	(99,416)	(944)
Apollo Commercial Real Estate Finance Inc.	(43,826)	(712)
NorthStar Realty Finance Corp.	(15,798)	(212)
Communications Sales & Leasing Inc.	(6,690)	(208)
Artisan Partners Asset Management Inc. Class A	(6,937)	(194)
Navient Corp.	(12,877)	(183)
Popular Inc.	(5,253)	(177)
NorthStar Asset Management Group Inc.	(13,863)	(164)
Morgan Stanley	(5,704)	(164)
Assured Guaranty Ltd.	(6,056)	(162)
* E*TRADE Financial Corp.	(6,443)	(162)
NorthStar Realty Europe Corp.	(17,445)	(161)
* OneMain Holdings Inc. Class A	(5,588)	(161)
Charles Schwab Corp.	(5,665)	(161)
Lazard Ltd. Class A	(4,419)	(158)
Interactive Brokers Group Inc.	(4,442)	(155)
* SVB Financial Group	(1,519)	(153)
* Affiliated Managers Group Inc.	(993)	(146)
Invesco Ltd.	(4,952)	(144)
* Howard Hughes Corp.	(1,173)	(140)
Lincoln National Corp.	(3,069)	(134)
TD Ameritrade Holding Corp.	(4,111)	(125)
* Santander Consumer USA Holdings Inc.	(10,185)	(112)
Waddell & Reed Financial Inc. Class A	(6,066)	(111)
CyrusOne Inc.	(692)	(38)
Four Corners Property Trust Inc.	(922)	(20)
		(12,594)
Health Care (-5.0%)
* Quintiles Transnational Holdings Inc.	(20,620)	(1,601)
* Amsurg Corp.	(16,466)	(1,235)
Abbott Laboratories	(16,196)	(725)
Aetna Inc.	(6,281)	(724)
Anthem Inc.	(4,997)	(656)
* Alnylam Pharmaceuticals Inc.	(3,101)	(211)
* Ionis Pharmaceuticals Inc.	(7,166)	(209)
* Neurocrine Biosciences Inc.	(4,124)	(207)
* Akorn Inc.	(6,038)	(207)
* ABIOMED Inc.	(1,750)	(206)
* Seattle Genetics Inc.	(4,218)	(203)
* Endo International plc	(11,554)	(200)
* Veeva Systems Inc. Class A	(5,268)	(200)
* Alkermes plc	(3,958)	(197)
* IDEXX Laboratories Inc.	(2,098)	(197)
* Medivation Inc.	(3,064)	(196)
* Incyte Corp.	(2,130)	(192)
* BioMarin Pharmaceutical Inc.	(1,821)	(181)
* Vertex Pharmaceuticals Inc.	(1,854)	(180)
* Celgene Corp.	(1,601)	(180)
* Community Health Systems Inc.	(13,912)	(178)
* DexCom Inc.	(1,886)	(174)
* Biogen Inc.	(596)	(173)
* Mallinckrodt plc	(2,426)	(163)
* Tenet Healthcare Corp.	(5,218)	(160)
* Mylan NV	(3,244)	(152)
* Bluebird Bio Inc.	(2,532)	(145)

* Regeneron Pharmaceuticals Inc.	(330)	(140)
* Brookdale Senior Living Inc.	(7,430)	(137)
* Alexion Pharmaceuticals Inc.	(1,011)	(130)
* United Therapeutics Corp.	(981)	(119)
* Puma Biotechnology Inc.	(349)	(17)
		(9,595)
Industrials (-2.6%)
* IHS Markit Ltd.	(44,457)	(1,544)
Trinity Industries Inc.	(9,288)	(216)
* Herc Holdings Inc.	(5,840)	(206)
* United Rentals Inc.	(2,556)	(204)
Oshkosh Corp.	(3,661)	(202)
Terex Corp.	(8,031)	(194)
* AECOM	(5,298)	(188)
* Avis Budget Group Inc.	(5,110)	(188)
Chicago Bridge & Iron Co. NV	(5,516)	(186)
* Quanta Services Inc.	(7,109)	(182)
* Genesee & Wyoming Inc. Class A	(2,590)	(168)
* Colfax Corp.	(5,433)	(160)
* SPX FLOW Inc.	(5,676)	(155)
* USG Corp.	(5,086)	(143)
Southwest Airlines Co.	(3,735)	(138)
* Spirit Airlines Inc.	(3,212)	(137)
* SPX Corp.	(8,951)	(136)
* United Continental Holdings Inc.	(2,792)	(131)
American Airlines Group Inc.	(3,662)	(130)
Alaska Air Group Inc.	(1,828)	(123)
KBR Inc.	(8,576)	(120)
Triumph Group Inc.	(3,534)	(109)
* JetBlue Airways Corp.	(5,865)	(107)
		(5,067)
Information Technology (-2.5%)
Lam Research Corp.	(8,116)	(728)
* Cavium Inc.	(5,311)	(248)
Diebold Inc.	(8,159)	(230)
* Qorvo Inc.	(3,430)	(217)
* First Data Corp. Class A	(16,987)	(211)
* Splunk Inc.	(3,258)	(204)
* Yelp Inc. Class A	(6,310)	(203)
* Tableau Software Inc. Class A	(3,499)	(198)
* Micron Technology Inc.	(13,869)	(190)
* Zynga Inc. Class A	(62,704)	(180)
Broadcom Ltd.	(1,111)	(180)
Western Digital Corp.	(3,747)	(178)
Cognex Corp.	(3,933)	(178)
* ON Semiconductor Corp.	(17,656)	(177)
* NCR Corp.	(5,269)	(174)
Cypress Semiconductor Corp.	(14,917)	(174)
Computer Sciences Corp.	(3,583)	(171)
* Rackspace Hosting Inc.	(6,865)	(161)
* CommScope Holding Co. Inc.	(5,122)	(153)
* Twitter Inc.	(8,896)	(148)
* ARRIS International plc	(5,276)	(144)
* Zebra Technologies Corp.	(2,539)	(135)
* First Solar Inc.	(2,240)	(104)

*	PayPal Holdings Inc.	(919)	(34)
			(4,720)
Materials (-1.9%)
	Dow Chemical Co.	(29,614)	(1,590)
	Newmont Mining Corp.	(5,076)	(223)
	Royal Gold Inc.	(2,558)	(216)
	Alcoa Inc.	(19,040)	(202)
*	Platform Specialty Products Corp.	(21,596)	(199)
	Huntsman Corp.	(12,825)	(198)
	Albemarle Corp.	(2,353)	(198)
	Eagle Materials Inc.	(2,213)	(186)
	Steel Dynamics Inc.	(6,594)	(177)
	Westlake Chemical Corp.	(3,255)	(149)
	Mosaic Co.	(5,481)	(148)
	CF Industries Holdings Inc.	(4,552)	(112)
			(3,598)
Telecommunication Services (-0.1%)
	Frontier Communications Corp.	(27,660)	(144)

Utilities (-0.1%)
	NRG Energy Inc.	(12,756)	(177)
	MDU Resources Group Inc.	(3,991)	(96)
	Exelon Corp.	(517)	(19)
			(292)
Total Common Stocks Sold Short (Proceeds $44,004)			(44,041)
Temporary Cash Investments (23.8%)
Money Market Fund (18.1%)
1	Vanguard Market Liquidity Fund, 0.561%	34,822,244	34,822

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (5.7%)
2	Federal Home Loan Bank Discount Notes, 0.328%, 8/3/16	1,000	1,000
2	Federal Home Loan Bank Discount Notes, 0.335%, 8/5/16	2,000	2,000
2,3,4Federal Home Loan Bank Discount Notes, 0.340%, 9/7/16		1,400	1,399
2,4	Federal Home Loan Bank Discount Notes, 0.431%, 10/3/16	600	600
2,3,4Federal Home Loan Bank Discount Notes, 0.365%%–0.380%, 10/5/16		200	200
2,3,4Federal Home Loan Bank Discount Notes, 0.370%%–0.400%, 10/7/16		1,500	1,499
2,3,4Federal Home Loan Bank Discount Notes, 0.511%, 10/12/16		2,500	2,498
2,3,4Federal Home Loan Bank Discount Notes, 0.531%, 10/19/16		1,000	999
2,4	Federal Home Loan Bank Discount Notes, 0.531%, 10/19/16	500	500
3,4	United States Treasury Bill, 0.428%, 8/4/16	300	300
			10,995
Total Temporary Cash Investments (Cost $45,816)			45,817
†Other Assets and Liabilities-Net (36.7%)			70,585
Net Assets (100%)			192,250

*	Non-income-producing security.
†	Long security positions with a value of $11,363,000 and cash of $61,966,000 are held in segregated accounts at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.
4	Securities with a value of $5,896,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
A.	Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on

August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of July 31, 2016, the fund held $15,244,000 in the subsidiary, representing 8% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Alternative Strategies Fund

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	112,788	7,069	32
Common Stocks Sold Short	(44,041)	—	—
Temporary Cash Investments	34,822	10,995	—
Futures Contracts—Assets[1]	1,983	—	—
Futures Contracts—Liabilities[1]	(1,294)	—	—
Forward Currency Contracts—Assets	—	713	—
Forward Currency Contracts—Liabilities	—	(705)	—
Total	104,258	18,072	32
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The primary risk associated with the use of commodity futures contracts is the chance the fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity futures. Commodity futures trading is volatile, and even a small movement in market prices could cause large losses. The fund also uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at

Alternative Strategies Fund

the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2016	550	120,450	669
5-Year U.S. Treasury Note	September 2016	235	28,674	492
10-Year U.S. Treasury Note	September 2016	140	18,627	510
Live Cattle[1]	October 2016	121	5,407	18
Feeder Cattle[1]	August 2016	76	5,322	(314)
LME Primary Aluminum[1]	September 2016	128	5,249	(150)
Cotton No. 2[1]	December 2016	140	5,183	10
KC Hard Red Winter Wheat[1]	September 2016	(250)	(5,122)	972
Corn[1]	September 2016	(305)	(5,101)	272
Soybean Meal[1]	September 2016	(145)	(5,074)	307
Soybeans[1]	September 2016	(99)	(5,049)	246
LME Copper[1]	September 2016	41	5,044	(65)
LME Lead[1]	September 2016	110	5,000	(251)
Copper[1]	September 2016	90	4,998	(86)
Cocoa[1]	December 2016	175	4,981	(482)
Wheat[1]	September 2016	(244)	(4,975)	1,203
RBOB Gasoline[1]	August 2016	(89)	(4,932)	440
Lean Hogs[1]	October 2016	(205)	(4,842)	585
WTI Crude Oil[1]	August 2016	(114)	(4,742)	579
				4,955
1 Security is owned by the subsidiary.

Unrealized appreciation (depreciation) on open futures contracts, expect LME Primary Aluminum, LME Copper, and LME Lead contacts, is required to be treated as realized gain (loss) for tax purposes.

Alternative Strategies Fund

At July 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	8/5/16	CAD	27,092	USD	21,043	(292)
Bank of America, N.A.	8/5/16	NOK	175,139	USD	21,013	(254)
Bank of America, N.A.	8/5/16	AUD	28,051	USD	20,993	321
Bank of America, N.A.	8/5/16	NOK	7,868	USD	928	5
Bank of America, N.A.	8/5/16	EUR	46	USD	51	—
Bank of America, N.A.	8/5/16	USD	23,121	EUR	20,729	(60)
Bank of America, N.A.	8/5/16	USD	22,997	CHF	22,353	(74)
Bank of America, N.A.	8/5/16	USD	21,037	SEK	176,974	350
Bank of America, N.A.	8/5/16	USD	1,342	CAD	1,729	18
Bank of America, N.A.	8/5/16	USD	1,208	GBP	908	7
Bank of America, N.A.	8/5/16	USD	944	NOK	7,868	12
Bank of America, N.A.	8/5/16	USD	879	AUD	1,174	(14)
Bank of America, N.A.	8/5/16	USD	862	JPY	88,350	(4)
Bank of America, N.A.	8/5/16	USD	616	NZD	858	(4)
Bank of America, N.A.	8/5/16	USD	314	GBP	240	(3)
						8
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.

G. At July 31, 2016, the cost of long security positions for tax purposes was $160,443,000. Net unrealized appreciation of long security positions for tax purposes was $5,263,000, consisting of unrealized gains of $7,400,000 on securities that had risen in value since their purchase and $2,137,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $37,000, consisting of unrealized gains of $3,338,000 on securities that had fallen in value since their purchase and $3,375,000 in unrealized losses on securities that had risen in value since their sale.

H. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the

Alternative Strategies Fund

security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

VANGUARD TRUSTEES' EQUITY FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 16, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.